Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets [Abstract]
Goodwill
The Goodwill table presents goodwill balances by business segment at December 31, 2011 and 2010. Effective January 1, 2012, the Corporation changed its basis of presentation from six to five segments. For more information on this realignment, see Note 26 – Business Segment Information. The reporting units utilized for goodwill impairment tests are the business segments or one level below. The majority of the decline in goodwill during 2011 was due to goodwill impairment charges as described in this Note.

Goodwill

	December 31
(Dollars in millions)	2011	2010
Consumer & Business Banking	$29,986	$29,986
Consumer Real Estate Services	—	2,796
Global Banking	24,802	24,358
Global Markets	4,441	4,439
Global Wealth & Investment Management	9,928	9,928
All Other	810	2,354
Total goodwill	$69,967	$73,861

Intangible Assets
The table below presents the gross carrying amounts and accumulated amortization related to intangible assets at December 31, 2011 and 2010.

Intangible Assets

	December 31
	2011		2010
(Dollars in millions)	Gross Carrying Value	Accumulated Amortization	Gross Carrying Value	Accumulated Amortization
Purchased credit card relationships	$6,948	$4,775	$7,162	$4,085
Core deposit intangibles	3,903	2,915	5,394	4,094
Customer relationships	4,081	1,532	4,232	1,222
Affinity relationships	1,569	966	1,647	902
Other intangibles	2,476	768	3,087	1,296
Total intangible assets	$18,977	$10,956	$21,522	$11,599